CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to risk-adjusted cash flows	18.10%
Intangible R&D Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment loss	$ 0